Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post Effective Amendment No. 1 to the Form S-1 is filed only change the price for shares offered under the Effective S-1 from $3.00 per share to $1.00 per share. This Amendment No. 1 does not modify any provision of the prospectus that forms a part of the Registration Statement and accordingly such prospectus has not been included herein.
Entity Registrant Name	LOTTERY.COM INC.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5049 Edwards Ranch Rd., 4th Floor
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	(737)
Local Phone Number	309-4500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5049 Edwards Ranch Rd., 4th Floor
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	(737)
Local Phone Number	309-4500
Contact Personnel Name	Mathew McGahan